Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP Represented Employee
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

GENERAL DYNAMICS CORPORATION
401(k) PLAN FOR REPRESENTED EMPLOYEES
Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b) Identity of issuer, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral par or maturity date	(d) Cost	(e) Current value
*	Participant Loans	Interest Rates (3.25-9.5%) with maturities through December 2045	#	$65,780,708

*	Party-in-interest
#	Cost information omitted for participant directed investments
See accompanying Report of Independent Registered Public Accounting Firm.